Receivables from/Payables to Broker-Dealers and Clearing Organizations (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Due from prime brokers	$ 265,075	$ 67,556
Deposits with clearing organizations	33,790	29,595
Net equity with futures commission merchants	168,897	155,060
Unsettled trades	49,764	55,929
Securities failed to deliver	173,637	79,512
Total receivables from broker-dealers and clearing organizations	691,163	387,652
Liabilities
Due to prime brokers	25,436	313,623
Net equity with futures commission merchants	52,614	60,973
Unsettled trades	474,013	311,322
Securities failed to receive	16,396	285
Total payables to broker-dealers and clearing organizations	568,459	686,203
Outstanding principal balance	$ 206,400	183,000
Virtu Financial, LLC and subsidiaries
Assets
Due from prime brokers		67,556	$ 75,866
Deposits with clearing organizations		29,595	37,692
Net equity with futures commission merchants		155,060	112,807
Unsettled trades		55,929	94,967
Securities failed to deliver		79,512	106,409
Total receivables from broker-dealers and clearing organizations		387,652	427,741
Liabilities
Due to prime brokers		313,623	247,485
Net equity with futures commission merchants		60,973	151,035
Unsettled trades		311,322	131,491
Securities failed to receive		285	218
Total payables to broker-dealers and clearing organizations		686,203	530,229
Outstanding principal balance		$ 182,900	$ 241,100